Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payments [Abstract]
Share-based payments
26.	Share-based payments

2022 Share Incentive Plan

In January 2022, the Board of Directors of Dada approved the Dada Share Incentive Plan (the “2022 Share Incentive Plan”), which has a term of 10 years. Under the 2022 Share Incentive Plan, Dada reserved options to its eligible employees, directors and officers for the purchase of Dada’s 224,665,915 ordinary shares in aggregate. The exercise price of such options is US$0.000003 to US$0.3 per share.

During the year ended December 31, 2022, the Company granted certain share options under the 2022 Share Incentive Plan. Most of those share options granted under the 2022 Share Incentive Plan were to be vested over 3 to 5 years. The contractual term of those share options is 10 years. The fair value of the share options was determined using the binomial option valuation model. The binomial model requires the input of a few key assumptions. For expected volatility, the Company made reference to the Company’s own listed share price and historical volatility of several comparable companies due to its short history of being listed.

On March 18, 2022, the Board of Directors of Dada approved certain grants to two of the Group’s directors and executive officers of share options with vesting condition that 50% will vest subject to completion of the Merger, and with market conditions that 25% and 25% will vest, respectively, when the market capitalization of the equity securities of the Company after the consummation of the Merger equals or exceeds two targeted market capitalization over a period of pre-agreed consecutive trading days, respectively. The fair value of the share options granted subject to market conditions is estimated at the date of grant using a Monte-Carlo simulation model, taking into account the terms and conditions on which the share options were granted. As the grant has a variable vesting period due to the market conditions, share-based compensation expense is recognized based on an estimated expected vesting period of 9.13 years and 9.53 years, respectively, consistent with the assumptions used in the Monte-Carlo simulation model.

In February and March 2022, certain employees resigned and joined Anji Datacom. The Group agreed that all unvested options of those employees became immediately vested upon resignation. The Group expensed all unvested options upon the accelerated vesting in the consolidated statements of profit or loss and other comprehensive income.

On June 10, 2022, the Company assumed the then-effective 2022 Share Incentive Plan. Each option to purchase the ordinary shares of Dada that was outstanding immediately prior to June 10, 2022, whether vested or unvested, was converted into an option to purchase a number of Class A ordinary shares of the Company at a conversion ratio of 32.951 in accordance with the Merger. In September 2022, the 2022 Share Incentive Plan was replaced with further explanation below.

The New 2022 Share Incentive Plan

In September 2022, the Board of Directors of NaaS approved the New 2022 Share Incentive Plan of NaaS (the “New 2022 Share Incentive Plan”) to replace the 2022 Share Incentive Plan. The New 2022 Share Incentive Plan has a term of 10 years. The maximum number of Class A ordinary shares available to be issued under the New 2022 Share Incentive Plan is initially 249,770,760 and will be increased on the first day of each fiscal year from January 1, 2023 by an amount equal to 1% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year, unless otherwise decided by the Board of Directors of the Company. The exercise price for such options is US$0.0001 to US$0.3 per share.

In June 2023, the Board of Directors of NaaS approved the Amended and Restated New 2022 Share Incentive Plan, pursuant to which the maximum number of Class A ordinary shares of the Company available to be issued under the Amended and Restated New 2022 Share Incentive Plan will be initially 413,921,180, plus commencing no earlier than January 1, 2024, an increase on the first day of each fiscal year, a number equal to 1% of the then total number of shares issued and outstanding on an as converted and fully-diluted basis on the last day of the immediately preceding fiscal year, unless otherwise decided by the Board of Directors of the Company.

In December 2023, the Board of Directors of NaaS approved the Second Amended and Restated New 2022 Share Incentive Plan, pursuant to which the maximum number of Class A ordinary shares of the Company available to be issued under the Amended and Restated New 2022 Share Incentive Plan will be initially 490,563,333, plus commencing no earlier than January 1, 2024, an increase on the first day of each fiscal year, a number equal to 1% of the then total number of shares issued and outstanding on an as converted and fully-diluted basis on the last day of the immediately preceding fiscal year, unless otherwise decided by the Board of Directors of the Company.

In May 2024, the Board of Directors of NaaS approved the Third Amended and Restated New 2022 Share Incentive Plan, pursuant to which the maximum number of Class A ordinary shares of the Company available to be issued under the Amended and Restated New 2022 Share Incentive Plan will be initially 644,746,682, plus commencing no earlier than January 1, 2025, an increase on the first day of each fiscal year, a number equal to 1% of the then total number of shares issued and outstanding on an as converted and fully-diluted basis on the last day of the immediately preceding fiscal year, unless otherwise decided by the Board of Directors of the Company.

In August 2024, the Board of Directors of NaaS approved the Fourth Amended and Restated New 2022 Share Incentive Plan, pursuant to which the maximum number of Class A ordinary shares of the Company available to be issued under the Amended and Restated New 2022 Share Incentive Plan will be initially 779,385,082, plus commencing no earlier than January 1, 2025, an increase on the first day of each fiscal year, a number equal to 1% of the then total number of shares issued and outstanding on an as converted and fully-diluted basis on the last day of the immediately preceding fiscal year, unless otherwise decided by the Board of Directors of the Company.

Outstanding awards under the 2022 Share Incentive Plan remained valid and were governed by, and counted towards the total number of shares available under the New 2022 Share Incentive Plan. The Company reserved options to its eligible employees, directors and officers for the purchase of the Company’s 224,665,915 Class A ordinary shares in aggregate. The Company granted 195,763,865 share options under the New 2022 Share Incentive Plan to the original grantees as the replacement awards for the 2022 Share Incentive Plan. Such replacement was accounted for as a modification of share options. The incremental cost immediately before and after the replacement was immaterial.

During the period from September 29, 2022 to December 31, 2022, the Company granted additional share options under the New 2022 Share Incentive Plan. Most of the share options granted under the 2022 Share Incentive Plan were to be vested over 3 to 5 years. The contractual term of those share options is 10 years.

During the years ended December 31, 2023, 2024 and 2025, the Company granted 7,656,590, 74,161,000 and 2,253,600 shares to certain suppliers in lieu of cash payment, respectively.

During the year ended December 31, 2023, share-based compensation from ESOP included RMB186.1 million arose from modification of the terms of certain share options granted during the year ended December 31, 2022.

During the year ended December 31, 2024, share-based compensation from ESOP included RMB0.6 million arose from modification of the terms of certain share options granted in during the years ended December 31, 2023 and 2024.

During the year ended December 31, 2025, share-based compensation from ESOP included RMB0.01 million arose from modification of the terms of certain share options granted in during the years ended December 31, 2024 and 2025.

There were no cash settlement alternatives for employees, and the Group did not have a past practice of cash settlement for those awards. The Group’s awards were accounted for as equity awards.

The following table illustrates the number and weighted average exercise prices of, and movement in the New 2022 Share Incentive Plan during the years ended December 31, 2024 and 2025:

	Number of options	Weighted average exercise prices
		US$

Outstanding as of December 31, 2023	333,518,082	0.04
Granted	378,054,660	0.00	*
Forfeited	(147,021,300)	0.02
Exercised	(226,848,352)	0.04
Outstanding as of December 31, 2024	337,703,090	0.03
Exercisable as of December 31, 2024	191,253,800	0.01

*	Representing amount less than US$0.01.

	Number of options	Weighted average exercise prices
		US$

Outstanding as of December 31, 2024	337,703,090	0.03
Granted	129,094,400	0.00	*
Forfeited	(107,946,800)	0.08
Exercised	(63,615,000)	0.00	*
Outstanding as of December 31, 2025	295,235,690	0.01
Exercisable as of December 31, 2025	251,020,800	0.01

*	Representing amount less than US$0.01.

The fair value of the share options was determined using the binomial valuation model. The inputs to the valuation model as of December 31, 2024 and 2025 are set out below:

	As of December 31,
	2024	2025

Weighted average fair value at the measurement date	US$0.01	US$0.00*
Expected volatility	71.93%-73.45%	70.36%-71.55%
Risk-free interest rate	3.74%-4.48%	4.12%-4.58%
Expected life of share options (years)	9.88	9.90
Weighted average share price	US$0.13	US$0.01

The weighted average remaining contractual life of the share options outstanding as of December 31, 2025 was 8.0 years (2024: 8.5 years). The weighted average fair value of options granted during the year ended December 31, 2025 was US$0.01 (2024: US$0.07).

Newlink 2020 Share Incentive Plan

Newlink granted share options under Newlink 2020 Share Incentive Plan to certain employees associated with the Group’s charging services business, who were subsequently transferred to the Group. The Group, as the entity receiving services, accounted for such transaction as equity-settled share-based payments as the Group does not have the obligation to settle. In February and March 2022, certain employees resigned and joined Anji Datacom. Newlink agreed that all unvested options of those employees became immediately vested upon resignation. The Group expensed all unvested options upon the accelerated vesting in the consolidated statements of profit or loss and other comprehensive income.

The following table illustrates the number and weighted average exercise prices of, and movement in, the Newlink 2020 Share Incentive Plan during the years ended December 31, 2024 and 2025:

	Year ended December 31, 2024			Year ended December 31, 2025
	Number of options	Weighted average exercise prices		Number of options	Weighted average exercise prices
		US$			US$
Outstanding as of January 1	3,248,246	0.00	*	2,832,839	0.00	*
Granted	—	N/A		—	N/A
Forfeited	(415,407)	0.20		(4,348)	0.20
Exercised	—	N/A		—	N/A
Outstanding as of December 31	2,832,839	0.00	*	2,828,491	0.00	*
Exercisable as of December 31	2,742,781	0.00	*	2,819,755	0.00	*

*	Representing amount less than US$0.01.

The weighted average remaining contractual life of the share options outstanding as of December 31, 2025 was 5.8 years (2024: 6.8 years).

For the years ended December 31, 2023, 2024 and 2025, the Group allocated share-based compensation expense as follows:

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Cost of revenues	8,895	6,661	—
Selling and marketing expenses	63,766	25,835	(1,646)
Administrative expenses	316,762	117,474	(17,667)
Research and development expenses	9,653	10,451	1,808
	399,076	160,421	(17,505)